Operating Assets and Liabilities - Other Investments (Details) - DKK (kr) kr in Millions	Dec. 31, 2023	Dec. 31, 2022
Collaboration Agreements
Other investments	kr 134	kr 133
Publicly traded equity securities
Collaboration Agreements
Other investments	47	67
Fund investments
Collaboration Agreements
Other investments	kr 87	kr 66